Organization and Principal Activities (Details) - Schedule of consolidated financial statements reflect the activities	12 Months Ended
Sep. 30, 2022
China EZGO Group Ltd. (formerly known as Hong Kong JKC Group Co., Ltd., “EZGO HK”) [Member]
Wholly owned subsidiaries
Date of Incorporation / acquisition	Feb. 13, 2019
Place of incorporation	HK
Principal	Investment holding company
Changzhou Langyi Electronic Technologies Co., Ltd. [Member]
Wholly owned subsidiaries
Date of Incorporation / acquisition	Aug. 06, 2021
Place of incorporation	PRC
Principal	Investment holding company
Jiangsu Langyi Import and Export Trading Co., Ltd. (“Langyi Trading”) [Member]
Wholly owned subsidiaries
Date of Incorporation / acquisition	Dec. 07, 2021
Place of incorporation	PRC
Principal	Import and export trade of e-motor bicycles
Changzhou EZGO Enterprise Management Co., Ltd. (formerly known as Changzhou Jiekai Enterprise Management Co., Ltd., Wholly Foreign-owned Enterprise, “WFOE” or “Changzhou EZGO”) [Member]
Wholly owned subsidiaries
Date of Incorporation / acquisition	Jun. 12, 2019
Place of incorporation	PRC
Principal	Investment holding company
Jiangsu EZGO Energy Supply Chain Technology Co., Ltd. (“Jiangsu Supply Chain”) [Member]
Wholly owned subsidiaries
Date of Incorporation / acquisition	Dec. 10, 2021
Place of incorporation	PRC
Principal	Distribution and trade of batteries packs
Jiangsu EZGO New Energy Technologies Co., Ltd. (“Jiangsu New Energy”) [Member]
Wholly owned subsidiaries
Date of Incorporation / acquisition	Jul. 14, 2022
Place of incorporation	PRC
Principal	Distribution and trade of batteries packs
Sichuan EZGO Energy Technologies Co., Ltd. (“Sichuan EZGO”) [Member]
Wholly owned subsidiaries
Date of Incorporation / acquisition	May 09, 2022
Place of incorporation	PRC
Principal	Distribution and trade of lead-acid batteries
Tianjin EZGO Electric Technologies Co., Ltd. (“Tianjin EZGO”) [Member]
Wholly owned subsidiaries
Date of Incorporation / acquisition	Jul. 13, 2022
Place of incorporation	PRC
Principal	Production and sales of e-bicycles
Changzhou Youdi Electric Bicycle Co., Ltd. (“Changzhou Youdi”) [Member]
Wholly owned subsidiaries
Date of Incorporation / acquisition	Jul. 14, 2022
Place of incorporation	PRC
Principal	Development, operation and maintenance of software related to e-bicycle and battery rental services
Jiangsu EZGO Electronic Technologies Co., Ltd. (formerly known as Jiangsu Baozhe Electric Technologies, Co., Ltd.,“Jiangsu EZGO”) [Member]
Wholly owned subsidiaries
Date of Incorporation / acquisition	Jul. 30, 2019
Place of incorporation	PRC
Principal	Investment holding company
Changzhou Hengmao Power Battery Technology Co., Ltd. (“Hengmao”) [Member]
Wholly owned subsidiaries
Date of Incorporation / acquisition	May 05, 2014
Place of incorporation	PRC
Principal	Sales of battery packs, battery cells, as well as e-bicycles, battery cell trading, and battery and e-bicycle rental services provider
Changzhou Yizhiying IoT Technologies Co., Ltd. (“Yizhiying”) [Member]
Wholly owned subsidiaries
Date of Incorporation / acquisition	Aug. 21, 2018
Place of incorporation	PRC
Principal	Development, operation and maintenance of software related to e-bicycle and battery rental services
Jiangsu Cenbird E-Motorcycle Technologies Co., Ltd. (“Cenbird E-Motorcycle”) [Member]
Wholly owned subsidiaries
Date of Incorporation / acquisition	May 07, 2018
Place of incorporation	PRC
Principal	Development of sales channels and international market for sales of e-bicycles and electric motorcycle (“e-motorcycle”)
Tianjin Dilang Technologies Co., Ltd. (“Dilang”) [Member]
Wholly owned subsidiaries
Date of Incorporation / acquisition	Jul. 02, 2019
Place of incorporation	PRC
Principal	Production and sales of e-bicycles
Tianjin Jiahao Bicycle Co., Ltd. (“Tianjin Jiahao”) [Member]
Wholly owned subsidiaries
Date of Incorporation / acquisition	Jun. 28, 2021
Place of incorporation	PRC
Principal	Production and sales of e-bicycles
Ownership [Member] | China EZGO Group Ltd. (formerly known as Hong Kong JKC Group Co., Ltd., “EZGO HK”) [Member]
Wholly owned subsidiaries
Percentage of effective ownership	100.00%
Ownership [Member] | Changzhou Langyi Electronic Technologies Co., Ltd. [Member]
Wholly owned subsidiaries
Percentage of effective ownership	100.00%
Ownership [Member] | Jiangsu Langyi Import and Export Trading Co., Ltd. (“Langyi Trading”) [Member]
Wholly owned subsidiaries
Percentage of effective ownership	100.00%
Ownership [Member] | Changzhou EZGO Enterprise Management Co., Ltd. (formerly known as Changzhou Jiekai Enterprise Management Co., Ltd., Wholly Foreign-owned Enterprise, “WFOE” or “Changzhou EZGO”) [Member]
Wholly owned subsidiaries
Percentage of effective ownership	100.00%
Ownership [Member] | Jiangsu EZGO Energy Supply Chain Technology Co., Ltd. (“Jiangsu Supply Chain”) [Member]
Wholly owned subsidiaries
Percentage of effective ownership	100.00%
Ownership [Member] | Jiangsu EZGO New Energy Technologies Co., Ltd. (“Jiangsu New Energy”) [Member]
Wholly owned subsidiaries
Percentage of effective ownership	100.00%
Ownership [Member] | Sichuan EZGO Energy Technologies Co., Ltd. (“Sichuan EZGO”) [Member]
Wholly owned subsidiaries
Percentage of effective ownership	100.00%
Ownership [Member] | Tianjin EZGO Electric Technologies Co., Ltd. (“Tianjin EZGO”) [Member]
Wholly owned subsidiaries
Percentage of effective ownership	100.00%
Ownership [Member] | Changzhou Youdi Electric Bicycle Co., Ltd. (“Changzhou Youdi”) [Member]
Wholly owned subsidiaries
Percentage of effective ownership	100.00%
Ownership [Member] | Jiangsu EZGO Electronic Technologies Co., Ltd. (formerly known as Jiangsu Baozhe Electric Technologies, Co., Ltd.,“Jiangsu EZGO”) [Member]
Wholly owned subsidiaries
Percentage of effective ownership
Ownership [Member] | Changzhou Hengmao Power Battery Technology Co., Ltd. (“Hengmao”) [Member]
Wholly owned subsidiaries
Percentage of effective ownership	80.87%
Ownership [Member] | Changzhou Yizhiying IoT Technologies Co., Ltd. (“Yizhiying”) [Member]
Wholly owned subsidiaries
Percentage of effective ownership	100.00%
Ownership [Member] | Jiangsu Cenbird E-Motorcycle Technologies Co., Ltd. (“Cenbird E-Motorcycle”) [Member]
Wholly owned subsidiaries
Percentage of effective ownership	51.00%
Ownership [Member] | Tianjin Dilang Technologies Co., Ltd. (“Dilang”) [Member]
Wholly owned subsidiaries
Percentage of effective ownership	80.00%
Ownership [Member] | Tianjin Jiahao Bicycle Co., Ltd. (“Tianjin Jiahao”) [Member]
Wholly owned subsidiaries
Percentage of effective ownership	100.00%